Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) - Schedule of reconciliation of the change in the Company’s product liability balances - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the change in the Company’s product liability balances [Abstract]
Warranty liability, beginning of period
Reduction in liability (payments)
Increase in liability (new warranties)	177
Warranty liability, end of period	$ 177